Other operating income (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Disclosure of operating segments [line items]
Research and development credit	£ 5	£ 65
Other income	0	4
Other operating income	4,871	3,455	[1]
BARDA
Disclosure of operating segments [line items]
Grant income	4,619	3,283
CARB-X and Innovate
Disclosure of operating segments [line items]
Grant income	£ 247	£ 103

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’